Marketable Securities - Current and Non-current (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale
Current marketable securities	$ 201	$ 404
Non-current marketable securities	27	30
Total marketable securities	228	434
Corporate debt securities
Debt Securities, Available-for-sale
Current marketable securities	0	7
Commercial paper
Debt Securities, Available-for-sale
Current marketable securities	109	237
Certificates of deposit/time deposits
Debt Securities, Available-for-sale
Current marketable securities	14	31
U.S. treasury securities
Debt Securities, Available-for-sale
Current marketable securities	75	125
U.S. municipal securities
Debt Securities, Available-for-sale
Current marketable securities	3	4
Non-current marketable securities	$ 27	$ 30